SCHEDULE OF PROPERTY AND EQUIPMENT (Details) (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Land improvements	$ 0.1	$ 0.1
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (years)	6 years 7 months 6 days	7 years